Reserves - Summary of Movements in Each Class of Reserve (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	$ 1,674	$ 2,565
Foreign currency translation loss	(63)	34	$ (19)
Share-based payments	(119)	(925)
Ending balance	1,492	1,674	2,565
Foreign Currency Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(1,285)	(1,319)
Foreign currency translation loss	(63)	34
Ending balance	(1,348)	(1,285)	(1,319)
Share-based Payments Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	2,959	3,884
Share-based payments	(119)	(925)
Ending balance	$ 2,840	$ 2,959	$ 3,884